Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Advances to suppliers	$ 333	$ 618
Government authorities	2,184	3,668
Prepaid expense	768	477
Other receivables	1,408	1,363
Total other receivables	$ 4,693	$ 6,126